SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Schedule of Net Proved and Undeveloped Natural Gas Reserves) (Details) (Natural Gas [Member])	12 Months Ended
Dec. 31, 2012 MMcf
Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning Balance
Purchase of properties	147
Revisions of previous estimates
Extension, discoveries, other estimates
Production
Ending Balance	147
Proved developed producing
Proved undeveloped	147